Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital management
Summary of capital management

	2022	2021
	$	$

Common shares	205,825	219,579
Deficit	(189,362)	(160,693)
Long-term debt	7,174	—
	23,637	58,886